Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Composition of Net Assets by Categories of Segregated Funds
The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2019 and 2018.

Ranges in per cent
Type of fund	2019	2018
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 15%	14% to 15%
Balanced funds	2 4 % to 2 5%	25% to 26%
Equity funds	5 8 % to 60%	58% to 60%

Summary of Composition of Segregated Funds Net Assets	The carrying value and change in segregated funds net assets are as follows.

Segregated funds net assets

As at December 31,	2019	2018
Investments at market value
Cash and short-term securities	$3,364	$3,700
Debt securities	16,883	15,313
Equities	12,989	11,661
Mutual funds	304,753	277,133
Other investments	4,785	4,678
Accrued investment income	1,678	1,811
Other assets and liabilities, net	(975)	(700)
Total segregated funds net assets	$343,477	$313,596
Composition of segregated funds net assets
Held by policyholders	$343,108	$313,209
Held by the Company	369	387
Total segregated funds net assets	$343,477	$313,596

Summary of Changes in Segregated Funds Net Assets
Changes in segregated funds net assets

For the years ended December 31,	2019	2018
Net policyholder cash flow
Deposits from policyholders	$38,561	$38,236
Net transfers to general fund	(1,000)	(1,089)
Payments to policyholders	(49,372)	(47,475)
	(11,811)	(10,328)
Investment related
Interest and dividends	18,872	19,535
Net realized and unrealized investment gains (losses)	37,643	(34,683)
	56,515	(15,148)
Other
Management and administration fees	(3,926)	(3,985)
Impact of changes in foreign exchange rates	(10,897)	18,249
	(14,823)	14,264
Net additions (deductions)	29,881	(11,212)
Segregated funds net assets, beginning of year	313,596	324,808
Segregated funds net assets, end of year	$343,477	$313,596